Current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Current liabilities
Schedule of trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Research and development suppliers	6,669	5,250
General and administrative suppliers	937	1,690
Total trade payables	7,606	6,940

Schedule of tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Personnel expenses	658	855
Social security expenses	1,202	831
Other taxes	138	94
Total tax and social liabilities	1,998	1,780

Schedule of other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Attendance fees	202	146
Deferred income (1)	175	178
Other	4	4
Total other creditors and miscellaneous liabilities	381	328
(1)	As part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand (see Note 12.1) which has been recorded as deferred income as of December 31, 2022 for €178 thousand (€202 thousand recognized as a grant).